                               Janus Aspen Series
                           Worldwide Growth Portfolio
                            Mid Cap Value Portfolio

                         Supplement dated June 30, 2006
                      to Currently Effective Prospectuses

Effective July 1, 2006, the following supplements the information in the "FEES AND EXPENSES" section of the Prospectus with respect to Worldwide Growth
Portfolio:

   The investment advisory agreement for Worldwide Growth Portfolio with Janus Capital provides for the payment by the Portfolio of a base management fee at the annual rate of 0.60% of the average daily net assets of the Portfolio ("Base Fee"), subject to a performance fee adjustment commencing February 1, 2007, as described in the Prospectus. The performance fee adjustment is based on the total return performance of the Portfolio's Service Shares ("Portfolio Performance") as compared to the performance of the Portfolio's benchmark, the Morgan Stanley Capital International World Index(SM) ("Benchmark Performance").

   Additionally, for the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital has contractually agreed to waive its right to receive a portion of the Base Fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver will apply for any calendar month in the Waiver Period if Portfolio Performance for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the Base Fee, is less than Benchmark Performance for that period, as follows:

PERCENT BY WHICH PORTFOLIO PERFORMANCE IS LESS THAN
               BENCHMARK PERFORMANCE                 ANNUAL RATE OF WAIVER AS PERCENT OF AVERAGE NET ASSETS*
---------------------------------------------------  -------------------------------------------------------
                       0.0                                                 0.0
                      -0.5                                                 0.0125
                      -1.0                                                 0.0250
                      -1.5                                                 0.0375
                      -2.0                                                 0.0500
                      -2.5                                                 0.0625
                      -3.0                                                 0.0750
                      -3.5                                                 0.0875
                      -4.0                                                 0.1000
                      -4.5                                                 0.1125
                      -5.0                                                 0.1250
                      -5.5                                                 0.1375
                      -6.0                                                 0.1500

        -----------------------

        * The waiver is calculated in increments of 0.0125% for every full 0.5% of Portfolio Performance below Benchmark Performance, with a maximum waiver of 0.15%.

   For example, the first waiver will be calculated based on Portfolio Performance compared to Benchmark Performance for the period from February 1, 2006 to June 30, 2006. If Portfolio Performance is less than Benchmark Performance by 0.5% or more, a waiver will be applied to reduce management fees paid by the Portfolio during the month of July 2006. A similar calculation will be repeated monthly, with each successive monthly calculation based on a period that includes the most recently completed month, until the last waiver, if any, is calculated for the period from February 1, 2006 through December 31, 2006 and applied during January 2007. The Waiver Period terminates effective January 31, 2007. Because any fee waiver will have a positive effect upon the Portfolio's performance, fee waivers during the Waiver Period may effect the performance fee adjustment commencing February 1, 2007, in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital after February 1, 2007, under some circumstances, may exceed the cumulative dollar amount of management fees waived by Janus Capital during the Waiver Period.

   During the Waiver Period, even if Portfolio Performance should exceed Benchmark Performance, the management fee will not exceed the Base Fee, and Janus Capital may not recover any management fees previously waived.

In addition, the following replaces the corresponding information under "PERKINS PORTFOLIO MANAGERS" in the "INVESTMENT PERSONNEL" section of the Prospectus:

   Jeffrey R. Kautz, CFA, is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Kautz holds the Chartered Financial Analyst designation.

   Thomas M. Perkins has been lead Co-Manager of Mid Cap Value Portfolio since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Portfolio, and as lead Co-Manager, exercises final decision-making authority over the Portfolio as necessary.

                               Janus Aspen Series
                           Worldwide Growth Portfolio

                         Supplement dated June 30, 2006
                      to Currently Effective Prospectuses

Effective July 1, 2006, the following supplements the information in the "FEES AND EXPENSES" section of the Prospectus:

   The investment advisory agreement for the Portfolio with Janus Capital provides for the payment by the Portfolio of a base management fee at the annual rate of 0.60% of the average daily net assets of the Portfolio ("Base Fee"), subject to a performance fee adjustment commencing February 1, 2007, as described in the Prospectus. The performance fee adjustment is based on the total return performance of the Portfolio's Service Shares ("Portfolio Performance") as compared to the performance of the Portfolio's benchmark, the Morgan Stanley Capital International World Index(SM) ("Benchmark Performance").

   Additionally, for the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital has contractually agreed to waive its right to receive a portion of the Base Fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver will apply for any calendar month in the Waiver Period if Portfolio Performance for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the Base Fee, is less than Benchmark Performance for that period, as follows:

PERCENT BY WHICH PORTFOLIO PERFORMANCE IS LESS THAN
               BENCHMARK PERFORMANCE                 ANNUAL RATE OF WAIVER AS PERCENT OF AVERAGE NET ASSETS*
---------------------------------------------------  -------------------------------------------------------
                       0.0                                                 0.0
                      -0.5                                                 0.0125
                      -1.0                                                 0.0250
                      -1.5                                                 0.0375
                      -2.0                                                 0.0500
                      -2.5                                                 0.0625
                      -3.0                                                 0.0750
                      -3.5                                                 0.0875
                      -4.0                                                 0.1000
                      -4.5                                                 0.1125
                      -5.0                                                 0.1250
                      -5.5                                                 0.1375
                      -6.0                                                 0.1500

        -----------------------

        * The waiver is calculated in increments of 0.0125% for every full 0.5% of Portfolio Performance below Benchmark Performance, with a maximum waiver of 0.15%.

   For example, the first waiver will be calculated based on Portfolio Performance compared to Benchmark Performance for the period from February 1, 2006 to June 30, 2006. If Portfolio Performance is less than Benchmark Performance by 0.5% or more, a waiver will be applied to reduce management fees paid by the Portfolio during the month of July 2006. A similar calculation will be repeated monthly, with each successive monthly calculation based on a period that includes the most recently completed month, until the last waiver, if any, is calculated for the period from February 1, 2006 through December 31, 2006 and applied during January 2007. The Waiver Period terminates effective January 31, 2007. Because any fee waiver will have a positive effect upon the Portfolio's performance, fee waivers during the Waiver Period may effect the performance fee adjustment commencing February 1, 2007, in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital after February 1, 2007, under some circumstances, may exceed the cumulative dollar amount of management fees waived by Janus Capital during the Waiver Period.

   During the Waiver Period, even if Portfolio Performance should exceed Benchmark Performance, the management fee will not exceed the Base Fee, and Janus Capital may not recover any management fees previously waived.

                               Janus Aspen Series
                            Mid Cap Value Portfolio

                         Supplement dated June 30, 2006
                       to Currently Effective Prospectus

The following replaces the corresponding information under "PERKINS PORTFOLIO MANAGERS" in the "INVESTMENT PERSONNEL" section of the Prospectus:

   Jeffrey R. Kautz, CFA, is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Kautz holds the Chartered Financial Analyst designation.

   Thomas M. Perkins has been lead Co-Manager of Mid Cap Value Portfolio since its inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a portfolio manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Portfolio, and as lead Co-Manager, exercises final decision-making authority over the Portfolio as necessary.